Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10 — Commitments and Contingencies

Promotional Rights

The Company acquires promotional rights from time to time that may contain obligations for future payments. During the period ended December 31, 2016, the Company incurred $350,000 in payment obligations for the acquisition of certain promotional rights. As of December 31, 2016, the Company is obligated under three licenses, production and/or distribution agreements to make guaranteed payments as follows: $350,000 for the fiscal year ended March 31, 2017, $500,000 for the fiscal year ended March 31, 2018, and $325,000 for the fiscal year ended March 31, 2019. The agreements also provide for a revenue share of 35-50% of capital and net revenues. If the events do not occur as planned and/or the Company does not undertake production of such events, or if the revenue from these events does not allow the Company to recover its production costs, no additional liability for additional payments or promotional right will remain.

Legal Proceedings

Bengough Settlement

On May 20, 2016, Mr. Oliver Bengough filed a Petition for Relief (the “Petition”) in the High Court of Justice, Chancery Division (the “Court”) against OCHL, OCL, KOKO UK and Mr. Ellin (collectively, the “Respondents”). In connection with the Petition, effective as of May 20, 2016, Mint Group terminated the Management Services Agreement with OCL pursuant to which Mint Group served as a contracted service provider to KOKO, a nightclub and live music venue “KOKO” in Camden, London owned by KOKO UK. Mr. Bengough claimed certain breaches of duty by Mr. Ellin in connection with the corporate operations of the Respondents, as well as a “deterioration” of the relationship between the parties. Mr. Bengough further claimed that his interests have been unfairly prejudiced by the conduct of the Respondents and the breakdown of trust and confidence between himself and Mr. Ellin. In connection with such termination, the Company demanded the resignation of Mr. Bengough (a significant stockholder of Mint Group) from the board of OCHL due to what the Company strongly believed to be performance and management concerns on behalf of Mint Group and its non-payment of certain funds. OCHL was formed by OCL’s stockholders for the sole purpose of acquiring all of the registered and contributed capital of OCL, is a 50%-owned subsidiary of the Company and is the former parent of OCL.

Among other things, Mr. Bengough was seeking an order by the Court for the sale by KOKO UK of its shares in OCHL to the Petitioner at a fair market value to be determined by the Court or an independent third party valuation with a discount to reflect the losses claimed to be suffered by Mr. Bengough. Mr. Bengough was further seeking, if required, an order terminating Mr. Ellin’s directorship of OCHL and OCL, permission to bring a derivative action against Mr. Ellin alleging breaches of certain duties set forth in the Petition, for the Court to set aside the Senior Note and Junior Note (as each defined below) or alternatively such part of those notes which the Petitioner alleges are expenses for which Respondents OCL and OCHL should not be liable and for the Court to declare that OCL and OCHL have no liability for such expenses to us, JJAT or any other person connected with Mr. Ellin. As part of the initial hearing, the Court granted Mr. Bengough’s request for interim relief to allow Mr. Bengough to continue running OCL’s business as it was conducted prior to the filing of the Petition, subject to Mr. Ellin’s approval of any expenditures exceeding $15,000 in amount (the “Interim Injunction”). This interim relief was granted pending a final decision on the Interim Injunction.

As part of the Merger consummated on April 28, 2014, OCHL and OCL became additional promisors under two promissory notes, a promissory note, dated as of April 28, 2014 (the “Senior Note”), issued in favor of JJAT, and a promissory note, dated as of April 28, 2014 (the “Junior Note”), issued in our favor. Pursuant to the Senior Note, OCHL and OCL are jointly liable to the Company for the principal amount of $1,376,124 and interest at 8% per annum. Pursuant to the Junior Note, OCHL and OCL are jointly liable to the Company for a principal amount of $494,749 and interest at 8% per annum.

Subsequently, in connection with the Interim Injunction, the Petitioner and the Respondents entered into a Consent Order, as approved by the Court on July 22, 2016 (the “Consent Order”), pursuant to which, among other things, (i) Mr. Ellin resigned as a director of OCHL and OCL and Mr. Griston was appointed as a new independent non-executive director on the boards of directors of the two companies, and (ii) the parties agreed to certain terms allowing them to either settle the disputes or proceed with a sale of the business to either party.

On September 22, 2016, Mr. Bengough entered into a Settlement Agreement (the “Settlement Agreement”) with the Respondents and Global Loan Agency Services Limited, as escrow agent (the “Escrow Agent”), relating to the Petition. Pursuant to the Settlement Agreement, at the Closing (as defined below) the parties agreed, among other things, to (i) the terms of settlement in relation to all facts, matters and allegations raised by the Petition against the Respondents, including disputed liability under the Junior Note, (ii) sell 48,878 ordinary shares and the 2,750 deferred ordinary shares in OCHL owned by KoKo UK to Mr. Bengough on the terms provided in the Settlement Agreement, (iii) resolve certain ancillary matters arising from the past business dealings between Messrs. Ellin and Bengough, and (iv) to consummate the transactions contemplated thereunder and under certain related transaction documents (as defined below) (collectively, the “Settlement Transactions”).

As part of the Settlement Transactions, Messrs. Ellin and Bengough engaged BTG Financial Consulting LLP BTG (“BTG”) to carry out an independent expert valuation of the value of the ordinary shares in OCHL on the terms set forth in the engagement letter entered into by the parties (the “Valuation”). Upon the conclusion of the Valuation, among other things, (i) Mr. Bengough agreed to pay to us 50% of the value of the ordinary and deferred ordinary shares in OCHL minus £37,000, (ii) the Settlement Transactions would be consummated, and (iii) we would discharge the Note, without any further payment by Mr. Bengough or any other entity to Mr. Ellin, KoKo UK or us.

On November 24, 2016, BTG delivered its final report on the Valuation (the “Valuation Report”) to the parties and that its analysis yielded that the value of the ordinary shares of OCHL is £3,612,057, therefore entitling us to £1,769,029 (or 50% of the value) minus £37,000 (the “Final Sale Price”). On December 1, 2016, the Escrow Agent paid to us, via the funds deposited by Mr. Bengough, approximately $2.18 million as the Final Sale Price and the Settlement Transactions were automatically consummated (including our sale of the KoKo Shares to Mr. Bengough).

Blink TV Limited and Northstar Media, Inc.

On March 3, 2016, Blink TV Limited and Northstar Media, Inc. (collectively, “Plaintiffs”) filed a claim in the Los Angeles County Superior Court of California against the Company and its wholly owned subsidiary, LiveXLive Corp. (“LXL”), alleging breaches of two different license agreements for the live-streaming rights to “Bestival,” an annual music festival which takes place on the Isle of Wight in England. LXL and the Company demurred to the complaint on May 10, 2016, and, prior to the hearing on the demurrer, Plaintiffs amended their complaint. The amended complaint no longer states a claim against the Company and only states a single cause of action against LXL for the alleged breach of a single license agreement. Plaintiffs are seeking $300,000 in damages.

To date, LXL has vigorously contested Plaintiffs’ claims. In doing so, LXL filed a cross-complaint against Plaintiffs for breach of contract and breach of the implied covenant of good faith and fair dealing, on December 23, 2016. The court will hold a trial setting conference in the action on May 11, 2017.

Note 10 — Commitments and Contingencies

Employment Agreements

On October 6, 2015, the Company appointed Blake Indursky as the Executive Vice Chairman and Senior Vice President of Operations of the Company. Mr. Indursky’s employment agreement provides for a twelve-month term, renewable on an annual basis unless terminated by either party thereto, compensation of $10,000 per month and 500,000 shares of the Company’s restricted common stock which shall vest equally on a monthly basis over the twelve (12) month term of the Employment Agreement.

Legal Proceedings

On May 20, 2016, Mr. Oliver Bengough filed a Petition for Relief (the “Petition”) in the High Court of Justice, Chancery Division (the “Court”) against OCHL, OCL, KOKO UK and Mr. Ellin (collectively, the “Respondents”). In connection with the Petition, effective as of May 20, 2016, Mint Group terminated the Management Services Agreement with OCL pursuant to which Mint Group served as a contracted service provider to KOKO, a nightclub and live music venue “KOKO” in Camden, London owned by KOKO UK. The Petitioner claims certain breaches of duty by Mr. Ellin in connection with the corporate operations of the Respondents, as well as a “deterioration” of the relationship between the parties. The Petitioner further claims that his interests have been unfairly prejudiced by the conduct of the Respondents and the breakdown of trust and confidence between himself and Mr. Ellin. In connection with such termination, we demanded the resignation of Mr. Bengough (a significant shareholder of Mint Group) from the board of OCHL due to what we strongly believe to be performance and management concerns on behalf of Mint Group and its non-payment of certain funds. OCHL was formed by OCL’s stockholders for the sole purpose of acquiring all of the registered and contributed capital of OCL, is a 50%-owned subsidiary of the Company and is the parent of OCL.

Among other things, the Petitioner is seeking an order by the Court for the sale by KOKO UK of its shares in OCHL to the Petitioner at a fair market value to be determined by the Court or an independent third party valuation with a discount to reflect the losses claimed to be suffered by the Petitioner. The Petitioner is further seeking, if required, an order terminating Mr. Ellin’s directorship of OCHL and OCL, permission to bring a derivative action against Mr. Ellin alleging breaches of certain duties set forth in the Petition, for the Court to set aside the Senior Note and Junior Note (as each defined below) or alternatively such part of those notes which the Petitioner alleges are expenses for which Respondents OCL and OCHL should not be liable and for the Court to declare that OCL and OCHL have no liability for such expenses to us, JJAT or any other person connected with Mr. Ellin. As part of the initial hearing, the Court granted Petitioner’s request for interim relief to allow the Petitioner to continue running OCL’s business as it was conducted prior to the filing of the Petition, subject to Mr. Ellin’s approval of any expenditures exceeding $15,000 in amount (the “Interim Injunction”). This interim relief was granted pending a final decision on the Interim Injunction at the next hearing.

As part of the Merger consummated on April 28, 2014, OCHL and OCL became additional promisors under 2 promissory notes, a promissory note, dated as of April 28, 2014 (the “Senior Note”), issued in favor of JJAT, and a promissory note, dated as of April 28, 2014 (the “Junior Note”), issued in our favor. Pursuant to the Senior Note, OCHL and OCL are jointly liable for the principal amount of $1,376,124 and interest at 8% per annum. Pursuant to the Junior Note, OCHL and OCL are jointly liable to us for a principal amount of $494,749 and interest at 8% per annum. In the event the Court denies the Petitioner’s relief summarized above, a request was made by the Petitioner for an order by the Court for the “winding up” of OCL and OCHL based upon deadlock of its board and members.

The Respondents have retained UK counsel in this matter and categorically deny all allegations in the Petition and intend to aggressively defend this action, to refute the allegations set forth therein and to file a substantive counter-complaint in answer to the Petition. A 2-day hearing has been set by the Court for July 28 and 29, 2016, consisting of a procedural hearing on the Petition and to rule on the Interim Injunction.